Business combinations - Acquisition of Pelagicore (Details) € in Thousands, $ in Thousands			12 Months Ended
	Sep. 13, 2016 USD ($)	Sep. 13, 2016 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Sep. 13, 2016 EUR (€)	Mar. 31, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill (Note 5)			$ 88,908	$ 76,918		$ 30,285
Pelagicore
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 18,898	€ 16,862
Payment for contingent consideration			$ 5,292
Cash and cash equivalents	128
Trade accounts receivable	1,886
Other current assets	564
Property and equipment, net	109
Goodwill (Note 5)	4,734
Total assets	27,489
Accounts Payable	(2,114)
Tax payable	(124)
Other liabilities	(472)
Deferred Tax Liability, non-current	(341)
Total liabilities	(3,051)
Total net assets acquired	24,438
Total purchase consideration	24,438
Maximum | Pelagicore
Business Acquisition [Line Items]
Business combination, contingent consideration, liability	5,540				€ 5,000
Trademarks | Pelagicore
Business Acquisition [Line Items]
Intangible assets	$ 843
IP rights | Pelagicore
Business Acquisition [Line Items]
Acquired customer relations, useful life (in years)	8 years	8 years
Intangible assets	$ 19,225